Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
OPERATING ACTIVITIES
Net income	$ 26,767	166,080	99,984	124,737
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation	4,551	28,235	31,253	26,349
Amortization of acquired intangible assets	2,712	16,826	13,665	15,285
Allowance for doubtful receivables	977	6,060	5,303	4,523
Compensation expenses associated with stock options	3,803	23,598	45,317	66,878
Loss (gain) on disposal of property, plant and equipment	47	292	(17)	3,662
Investment income	(2,485)	(15,419)	(2,700)
Finance cost				2,439
Write down of dividend receivables			7,561
Share of income of affiliates	(4,940)	(30,649)	(20,621)	(14,658)
Changes in fair value of contingent assets				(4,500)
Deferred taxes	(212)	(1,318)	(3,404)	(3,000)
Changes in operating assets and liabilities:
Accounts receivable	2,585	16,036	(12,496)	(34,404)
Insurance premium receivables	(36)	(225)	(47)	(6)
Other receivables	2,368	14,700	16,710	(12,834)
Amounts due from related parties	(405)	(2,513)	4,500
Other current assets	467	2,900	(3,886)	(4,273)
Other non-current assets			1,400	(1,400)
Accounts payable	4,425	27,453	(5,643)	(8,460)
Insurance premium payables	(180)	(1,116)	1,124	258
Other payables and accrued expenses	630	3,911	7,215	180
Accrued payroll	103	638	(2,412)	7,413
Income taxes payable	(285)	(1,768)	(9)	(14,384)
Other tax liabilities	1,278	7,928	3,148	4,003
Net cash generated from operating activities	42,170	261,649	185,945	157,808
Cash flows from investing activities:
Purchase of short term investments	(88,096)	(546,600)	(283,900)	(40,600)
Proceeds from disposal of short term investments	19,052	118,208	32,291	71,080
Addition in investment in non-current assets	(1,131)	(7,019)		(1,948)
Return of investment in non-current assets	629	3,900		1,300
Purchase of intangible asset	(19)	(118)
Purchase of property, plant and equipment	(1,001)	(6,209)	(36,181)	(11,624)
Proceeds from disposal of property and equipment	99	614	249	584
(Increase) decrease in other receivables	18,314	113,632	(67,706)	(3,400)
Acquisition of subsidiaries, net of cash acquired of nil, nil and RMB1,291 (US$208) in 2012, 2013 and 2014, respectively	(10,107)	(62,709)
Disposal of subsidiaries, net of cash disposed of RMB80, RMB2,656 and nil in 2012, 2013 and 2014, respectively			(1,532)	1,967
Decrease (increase) in amounts due from related parties	(10,108)	(62,716)	(62,300)	218,350
(Increase) decrease in restricted cash	584	3,622	(229)	(795)
Net cash generated from (used in) investing activities	(71,784)	(445,395)	(419,308)	234,914
Cash flows from financing activities:
Acquisition of additional interests in subsidiaries	(1,773)	(11,000)		(90,455)
Increase in capital injection by noncontrolling interests			3,350	12,655
Proceeds on exercise of stock options	513	3,183		348
Repurchase of ordinary shares				(9,244)
Net cash (used in) generated from financing activities	(1,260)	(7,817)	3,350	(86,696)
Net increase (decrease) in cash and cash equivalents	(30,874)	(191,563)	(230,013)	306,026
Cash and cash equivalents at beginning of year	368,859	2,288,623	2,525,618	2,222,160
Cash and cash equivalents at end of year	338,953	2,103,068	2,288,623	2,525,618
Effect of exchange rate changes on cash and cash equivalents	968	6,008	(6,982)	(2,568)
Supplemental disclosure of cash flow information:
Interest paid	0	0	0	0
Income taxes paid	$ 3,084	19,135	27,153	63,400